                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY ALLOCATOR FUND PERFORMED DURING THE PERIOD ENDED JULY 31, 2003. THE PORTFOLIO MANAGEMENT TEAM WILL PROVIDE AN OVERVIEW OF THE MARKET CLIMATE AND DISCUSS SOME OF THE FACTORS THAT HELPED OR HINDERED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS, AS WELL AS OTHER INFORMATION.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report


TOTAL RETURN FROM THE FUND'S INCEPTION THROUGH
THE PERIOD ENDED JULY 31, 2003

                                                                       LIPPER
                                                       S&P           FLEXIBLE
                                                       500          PORTFOLIO
    CLASS A     CLASS B     CLASS C     CLASS D    INDEX(1)    FUNDS INDEX(2)
     7.30%       6.90%       6.90%       7.40%      20.53%             14.63%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

From the Fund's inception on February 26, 2003, through July 31, 2003, the market posted a very strong rally, with the S&P 500 rising 21 percent. The market rose sharply as geopolitical concerns waned and investors grew optimistic about the positive impact of increased fiscal and monetary stimulus. The defensive sectors and securities that had led the market during the bear market period fell behind more cyclical sectors as investors' expectations for the economy improved. The best performing groups were technology, financials, consumer cyclicals and basic materials.

Bonds performed strongly through much of the equity rally. In June, however, signs of economic growth led investors to fear that interest rates were unsustainably low. Bond prices (which move in opposition to yields) fell sharply through the end of the period as investors allocated assets out of the debt markets. These shifts were reflected in the yield on the 10-year Treasury bond. After declining sharply from May through mid-June, to 3.11 percent, it backed up to 4.41 percent at the end of July.

PERFORMANCE ANALYSIS

The Fund's underperformance relative to the S&P 500 during the period was attributable to its generally conservative portfolio construction. The Fund was held back by a low allocation to equities early in the period and by its focus on high-quality companies that were outpaced by more speculative ones. We maintained this defensive posture based on our concerns about structural headwinds facing the global economy, high debt levels, increasing pension and health-care costs and the limited use of fiscal and monetary stimulus by the European authorities.

The Fund benefited from strong performance of its health-care and basic materials holdings. Stock selection in health care was advantageous, particularly in biotechnology, HMOs and medical devices. Biotech and medical devices have enjoyed very strong new-product cycles, and HMOs have benefited from pricing that has outpaced their costs. In basic materials, stock selection and overweightings in precious metals and specialty chemicals contributed positively to performance. We believe concerns about dollar weakness led investors to turn to real assets, driving precious metals upward. Specialty chemicals, like all other cyclical sectors, benefited from optimism about an improving economy.

We initially took a long duration position, expecting that interest rates would decline given a continued sluggish economy. As rates approached our targets, we shifted to a neutral and then a short duration position. We also reduced the Fund's overall allocation to fixed income, moving toward a minimum weighting in this area.

  TOP 10 HOLDINGS

  U.S. Treasury Bond                           5.3%
  Citigroup Inc.                               2.9
  Cisco Systems Inc.                           2.0
  Newmont Mining Corp.                         1.9
  Intel Corp.                                  1.9
  Pfizer, Inc.                                 1.7
  Bank of America Corp.                        1.7
  Wal-Mart Stores Inc.                         1.6
  Microsoft Corp.                              1.4
  American Intl Group Inc.                     1.4

  PORTFOLIO COMPOSITION

  Common Stock                                71.9%
  Short Term                                  11.6
  U.S. Treasuries                              5.3
  Corp. Debt - Non-convertible.                4.7
  Foreign Government Bonds                     3.4

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

- THE FUND'S INVESTMENT MANAGER ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE THREE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS, THE COMBINATION OF WHICH WILL BE VARIED FROM TIME TO TIME BOTH WITH RESPECT TO INDUSTRY SECTOR WEIGHTINGS AND TYPES OF SECURITIES IN RESPONSE TO CHANGING MARKET AND ECONOMIC TRENDS.

- THE FUND'S INVESTMENT MANAGER INTENDS TO UTILIZE A SECTOR ROTATION PROCESS TO SELECT EQUITIES AND FIXED-INCOME SECURITIES. THE PROCESS IS DESIGNED TO RESPOND TO CHANGING ECONOMIC CYCLES BY UTILIZING A THREE-STEP INVESTMENT PROCESS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

Performance Summary


TOTAL RETURNS--PERIOD ENDED JULY 31, 2003

                             CLASS A SHARES*       CLASS B SHARES**       CLASS C SHARES+       CLASS D SHARES++
                                02/26/03               02/26/03              02/26/03               02/26/03

  SYMBOL                             ALRAX                  ALRBX                 ALRCX                  ALRDX
  Since Inception                     7.30%(3)               6.90%(3)              6.90%(3)               7.40%(3)
                                      1.67(4)                1.90(4)               5.90(4)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE, NOT ANNUALIZED.


----------
Notes on Performance

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE FUNDS CLASSIFICATION. THE INDEX IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY ALLOCATOR FUND
PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED)


 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
              COMMON STOCKS (72.4%)
              AIR FREIGHT/COURIERS (0.5%)
     13,700   FedEx Corp.                                                             $      882,143
                                                                                      --------------
              AIRLINES (0.2%)
      8,600   JetBlue Airways Corp.*                                                         391,816
                                                                                      --------------
              APPAREL/FOOTWEAR RETAIL (0.9%)
     30,600   Chico's FAS, Inc.*                                                             830,790
     25,200   Hot Topic, Inc.*                                                               728,280
                                                                                      --------------
                                                                                           1,559,070
                                                                                      --------------
              AUTO PARTS: O.E.M. (0.3%)
      6,000   Eaton Corp.                                                                    505,020
                                                                                      --------------
              BEVERAGES: ALCOHOLIC (0.4%)
     12,900   Anheuser-Busch Companies, Inc.                                                 668,478
                                                                                      --------------
              BEVERAGES: NON-ALCOHOLIC (0.4%)
     14,700   Coca-Cola Co. (The)                                                            661,059
                                                                                      --------------
              BIOTECHNOLOGY (3.5%)
     15,900   Amgen Inc. * **                                                              1,106,322
     13,200   Amylin Pharmaceuticals, Inc.*                                                  316,404
      6,300   CV Therapeutics, Inc.*                                                         224,847
     25,300   Genentech, Inc.*                                                             2,042,975
      7,900   Genzyme Corp.*                                                                 398,476
     15,800   Gilead Sciences, Inc.*                                                       1,083,090
      8,400   ICOS Corp.*                                                                    366,408
     10,500   Neurocrine Biosciences, Inc.*                                                  563,640
                                                                                      --------------
                                                                                           6,102,162
                                                                                      --------------
              BROADCASTING (0.5%)
     26,600   Univision Communications Inc. (Class A)*                                       829,920
                                                                                      --------------
              CABLE/SATELLITE TV (0.6%)
     33,700   Comcast Corp. (Class A)*                                                     1,021,784
                                                                                      --------------
              CASINO/GAMING (0.9%)
     14,600   GTECH Holdings Corp.                                                           563,122
     20,900   International Game Technology                                                  531,905
     15,600   MGM Mirage*                                                                    535,080
                                                                                      --------------
                                                                                           1,630,107
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
              CHEMICALS: MAJOR DIVERSIFIED (0.2%)
      7,500   Dow Chemical Co. (The)                                                  $      264,750
                                                                                      --------------
              CHEMICALS: SPECIALTY (0.9%)
      9,700   Air Products & Chemicals, Inc.                                                 450,856
     16,400   Praxair, Inc.                                                                1,060,424
                                                                                      --------------
                                                                                           1,511,280
                                                                                      --------------
              COMPUTER COMMUNICATIONS (2.0%)
    174,900   Cisco Systems, Inc.*                                                         3,414,048
      7,600   NetScreen Technologies, Inc.*                                                  164,388
                                                                                      --------------
                                                                                           3,578,436
                                                                                      --------------
              COMPUTER PERIPHERALS (1.3%)
     26,200   EMC Corp.*                                                                     278,768
     73,000   Maxtor Corp.*                                                                  730,000
     60,800   Seagate Technology (Cayman Islands)                                          1,325,440
                                                                                      --------------
                                                                                           2,334,208
                                                                                      --------------
              COMPUTER PROCESSING HARDWARE (2.0%)
     56,600   Dell Inc.*                                                                   1,906,288
     74,600   Hewlett-Packard Co.                                                          1,579,282
                                                                                      --------------
                                                                                           3,485,570
                                                                                      --------------
              CONTRACT DRILLING (0.6%)
     10,300   ENSCO International Inc.                                                       258,221
     32,100   Pride International, Inc.*                                                     529,008
     10,800   Rowan Companies, Inc.*                                                         237,060
                                                                                      --------------
                                                                                           1,024,289
                                                                                      --------------
              DEPARTMENT STORES (0.7%)
      6,400   Federated Department Stores, Inc.                                              256,064
      4,400   Kohl's Corp.*                                                                  261,140
      9,000   Neiman Marcus Group, Inc. (The) (Class A)*                                     353,700
      7,900   Sears, Roebuck & Co.                                                           321,530
                                                                                      --------------
                                                                                           1,192,434
                                                                                      --------------
              DISCOUNT STORES (1.6%)
     49,500   Wal-Mart Stores, Inc. **                                                     2,767,545
                                                                                      --------------
              ELECTRIC UTILITIES (1.5%)
     14,200   Entergy Corp.                                                                  731,442
     12,300   Exelon Corp.                                                                   706,881

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
     10,800   PPL Corp.                                                               $      427,572
     16,900   Public Service Enterprise Group, Inc.                                          688,675
                                                                                      --------------
                                                                                           2,554,570
                                                                                      --------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (0.4%)
     26,500   Rockwell Automation, Inc.                                                      684,760
                                                                                      --------------
              ELECTRONIC PRODUCTION EQUIPMENT (0.3%)
     25,800   Applied Materials, Inc.*                                                       503,100
                                                                                      --------------
              ELECTRONICS/APPLIANCE STORES (0.2%)
      9,200   Best Buy Co., Inc.*                                                            401,580
                                                                                      --------------
              ELECTRONICS/APPLIANCES (0.1%)
      7,300   Sony Corp. (Japan)                                                             225,667
                                                                                      --------------
              FINANCE/RENTAL/LEASING (0.5%)
        300   Countrywide Financial Corp.                                                     20,043
     28,600   MBNA Corp.                                                                     637,494
      6,000   SLM Corp.                                                                      248,760
                                                                                      --------------
                                                                                             906,297
                                                                                      --------------
              FINANCIAL CONGLOMERATES (5.3%)
     33,700   American Express Co.                                                         1,488,529
     95,700   Citigroup Inc.                                                               4,287,360
     53,600   J.P. Morgan Chase & Co.                                                      1,878,680
     14,500   State Street Corp.                                                             665,550
     18,200   UBS AG (ADR) (Registered Shares) (Switzerland)                               1,061,060
                                                                                      --------------
                                                                                           9,381,179
                                                                                      --------------
              FOOD: MEAT/FISH/DAIRY (0.3%)
     16,250   Dean Foods Co.*                                                                486,362
                                                                                      --------------
              HOME IMPROVEMENT CHAINS (0.7%)
     19,900   Home Depot, Inc. (The)                                                         620,880
     12,700   Lowe's Companies, Inc.                                                         604,012
                                                                                      --------------
                                                                                           1,224,892
                                                                                      --------------
              HOTELS/RESORTS/CRUISELINES (0.8%)
     17,400   Carnival Corp. (Panama)                                                        596,994
     29,600   Hilton Hotels Corp.                                                            432,160
     12,700   Starwood Hotels & Resorts Worldwide, Inc.                                      414,020
                                                                                      --------------
                                                                                           1,443,174
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
              HOUSEHOLD/PERSONAL CARE (1.6%)
     25,600   Avon Products, Inc.                                                     $    1,597,184
     15,400   Procter & Gamble Co. (The)                                                   1,353,198
                                                                                      --------------
                                                                                           2,950,382
                                                                                      --------------
              INDUSTRIAL CONGLOMERATES (1.3%)
      7,800   3M Co.                                                                       1,093,560
     12,000   Ingersoll Rand Co. (Class A) (Bermuda)                                         650,880
      7,800   United Technologies Corp.                                                      586,794
                                                                                      --------------
                                                                                           2,331,234
                                                                                      --------------
              INDUSTRIAL SPECIALTIES (0.3%)
     20,900   Ecolab Inc.                                                                    516,439
                                                                                      --------------
              INFORMATION TECHNOLOGY SERVICES (1.1%)
     42,500   Accenture Ltd. (Class A) (Bermuda)*                                            825,350
     34,000   Citrix Systems, Inc.*                                                          617,100
      5,900   International Business Machines Corp. **                                       479,375
                                                                                      --------------
                                                                                           1,921,825
                                                                                      --------------
              INSURANCE BROKERS/SERVICES (0.1%)
      4,800   Marsh & McLennan Companies, Inc.                                               238,176
                                                                                      --------------
              INTERNET RETAIL (1.1%)
     12,700   Amazon.com, Inc.*                                                              529,844
     33,400   InterActive Corp.*                                                           1,351,698
                                                                                      --------------
                                                                                           1,881,542
                                                                                      --------------
              INTERNET SOFTWARE/SERVICES (0.7%)
     40,300   Yahoo! Inc.*                                                                 1,254,539
                                                                                      --------------
              INVESTMENT BANKS/BROKERS (2.5%)
     15,300   Goldman Sachs Group, Inc. (The)                                              1,333,242
      4,600   Legg Mason, Inc.                                                               322,000
      9,700   Lehman Brothers Holdings, Inc.                                                 613,719
     37,300   Merrill Lynch & Co., Inc.                                                    2,028,001
                                                                                      --------------
                                                                                           4,296,962
                                                                                      --------------
              INVESTMENT TRUSTS/MUTUAL FUNDS (0.5%)
      7,730   iShares GS InvesTop Corp.                                                      829,815
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
              MAJOR BANKS (2.6%)
     35,700   Bank of America Corp.                                                   $    2,947,749
     31,000   Wachovia Corp.                                                               1,354,390
      5,500   Wells Fargo & Co.                                                              277,915
                                                                                      --------------
                                                                                           4,580,054
                                                                                      --------------
              MANAGED HEALTH CARE (2.5%)
     28,100   Aetna Inc.                                                                   1,731,522
      4,000   Anthem, Inc.*                                                                  302,040
     43,600   UnitedHealth Group Inc.                                                      2,271,124
                                                                                      --------------
                                                                                           4,304,686
                                                                                      --------------
              MEDIA CONGLOMERATES (1.4%)
     31,100   AOL Time Warner Inc.*                                                          479,873
     30,100   Disney (Walt) Co. (The)                                                        659,792
     22,300   News Corporation Ltd. (The) (ADR) (Australia)                                  678,143
     14,500   Viacom, Inc. (Class B) (Non-Voting)*                                           631,040
                                                                                      --------------
                                                                                           2,448,848
                                                                                      --------------
              MEDICAL SPECIALTIES (3.0%)
      9,300   Boston Scientific Corp.*                                                       588,039
     32,100   Guidant Corp.                                                                1,515,762
     30,500   Medtronic, Inc.                                                              1,570,750
      8,400   Millipore Corp.*                                                               373,716
     14,350   St. Jude Medical, Inc.*                                                        769,878
      7,100   Varian Medical Systems, Inc.*                                                  435,656
                                                                                      --------------
                                                                                           5,253,801
                                                                                      --------------
              METAL FABRICATIONS (0.4%)
     29,500   Chicago Bridge & Iron Company N.V. (ADR) (Netherlands)                         727,470
                                                                                      --------------
              MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
      7,000   Fair Isaac Corp.                                                               378,280
                                                                                      --------------
              MULTI-LINE INSURANCE (1.4%)
     37,600   American International Group, Inc.                                           2,413,920
                                                                                      --------------
              OIL & GAS PRODUCTION (0.8%)
     12,635   Apache Corp.                                                                   782,864
      8,900   Burlington Resources Inc.                                                      410,913
      5,500   Devon Energy Corp.                                                             260,535
                                                                                      --------------
                                                                                           1,454,312
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
              OILFIELD SERVICES/EQUIPMENT (0.5%)
     12,500   BJ Services Co.*                                                        $      428,125
      5,600   Schlumberger Ltd.                                                              252,392
      7,800   Smith International, Inc.*                                                     279,552
                                                                                      --------------
                                                                                             960,069
                                                                                      --------------
              OTHER CONSUMER SERVICES (1.1%)
     10,800   Apollo Group, Inc. (Class A)*                                                  699,408
      7,300   Corinthian Colleges, Inc.*                                                     398,653
      8,000   eBay Inc.*                                                                     857,600
                                                                                      --------------
                                                                                           1,955,661
                                                                                      --------------
              OTHER METALS/MINERALS (0.6%)
     38,150   BHP Billiton Ltd.                                                              242,156
      5,600   Inco Ltd. (Canada)*                                                            130,536
      8,200   Phelps Dodge Corp.*                                                            345,958
     11,791   Rio Tinto PLC (ADR) (United Kingdom)                                           244,811
                                                                                      --------------
                                                                                             963,461
                                                                                      --------------
              PACKAGED SOFTWARE (4.2%)
     22,600   Cognos, Inc. (ADR) (Canada)*                                                   611,556
     38,600   Computer Associates International, Inc.                                        982,370
     22,700   Mercury Interactive Corp.*                                                     893,472
     91,700   Microsoft Corp. **                                                           2,420,880
     56,200   Oracle Corp.*                                                                  674,400
      1,100   SAP AG (Germany)                                                               129,694
     13,100   Symantec Corp.*                                                                612,687
     33,400   VERITAS Software Corp.*                                                      1,028,720
                                                                                      --------------
                                                                                           7,353,779
                                                                                      --------------
              PERSONNEL SERVICES (0.3%)
     16,800   Monster Worldwide Inc.*                                                        446,040
                                                                                      --------------
              PHARMACEUTICALS: MAJOR (2.7%)
     23,500   Bristol-Myers Squibb Co.                                                       615,700
     17,200   Lilly (Eli) & Co.                                                            1,132,448
     88,900   Pfizer Inc. **                                                               2,965,704
                                                                                      --------------
                                                                                           4,713,852
                                                                                      --------------
              PHARMACEUTICALS: OTHER (0.2%)
      5,400   Forest Laboratories, Inc.*                                                     258,552
      2,800   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                             160,552
                                                                                      --------------
                                                                                             419,104
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
              PRECIOUS METALS (2.5%)
     16,700   Freeport-McMoRan Copper & Gold, Inc. (Class B)                          $      447,393
     26,800   Glamis Gold Ltd. (ADR) (Canada)*                                               337,680
     23,200   Goldcorp Inc. (ADR) (Canada)                                                   281,184
     90,300   Newmont Mining Corp.                                                         3,259,830
                                                                                      --------------
                                                                                           4,326,087
                                                                                      --------------
              PROPERTY - CASUALTY INSURERS (0.5%)
      6,400   Everest Re Group, Ltd. (ADR) (Bermuda)                                         483,648
      4,000   XL Capital Ltd. (Class A) (ADR) (Bermuda)                                      318,000
                                                                                      --------------
                                                                                             801,648
                                                                                      --------------
              RESTAURANTS (0.8%)
      2,400   Applebee's International, Inc.                                                  76,560
     17,500   McDonald's Corp.                                                               402,675
      9,000   Sonic Corp.*                                                                   219,960
     27,200   Starbucks Corp.*                                                               743,376
                                                                                      --------------
                                                                                           1,442,571
                                                                                      --------------
              SEMICONDUCTORS (5.0%)
      8,500   Analog Devices, Inc.*                                                          322,575
     31,700   Integrated Circuit Systems, Inc.*                                              952,585
    130,100   Intel Corp.                                                                  3,245,995
     20,800   Intersil Corp. (Class A)*                                                      512,928
     27,100   Linear Technology Corp.                                                        999,448
     25,600   Marvell Technology Group Ltd. (Bermuda)*                                       900,096
     18,700   Maxim Integrated Products, Inc.                                                730,796
     11,900   Micron Technology, Inc.*                                                       174,216
      3,100   NEC Electronics Corp. (Japan)                                                  147,472
     11,652   Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)*                    116,520
     34,500   Texas Instruments Inc.                                                         651,015
                                                                                      --------------
                                                                                           8,753,646
                                                                                      --------------
              SPECIALTY STORES (0.7%)
     35,000   Staples, Inc.*                                                                 704,900
     12,700   Tiffany & Co.                                                                  436,372
                                                                                      --------------
                                                                                           1,141,272
                                                                                      --------------
              TELECOMMUNICATION EQUIPMENT (0.2%)
      5,600   ADTRAN, Inc.                                                                   273,504
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
              TOBACCO (1.1%)
     38,800   Altria Group, Inc.                                                      $    1,552,388
     13,700   Loews Corp.- Carolina Group                                                    343,596
                                                                                      --------------
                                                                                           1,895,984
                                                                                      --------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (1.3%)
     13,600   Caterpillar Inc.                                                               917,592
      5,400   Deere & Co.                                                                    274,212
     14,900   PACCAR, Inc.                                                                 1,150,280
                                                                                      --------------
                                                                                           2,342,084
                                                                                      --------------
              WIRELESS TELECOMMUNICATIONS (1.6%)
     78,500   AT&T Wireless Services Inc.*                                                   669,605
     22,300   Nextel Communications, Inc. (Class A)*                                         407,198
     91,500   Vodafone Group PLC (ADR) (United Kingdom)                                    1,736,670
                                                                                      --------------
                                                                                           2,813,473
                                                                                      --------------
              TOTAL COMMON STOCKS
                (COST $120,465,830)                                                      126,606,172
                                                                                      --------------

 PRINCIPAL
 AMOUNT IN                                                        COUPON   MATURITY
 THOUSANDS                                                         RATE      DATE
 ---------                                                        ------   --------
              GOVERNMENT OBLIGATIONS (8.7%)
              FOREIGN GOVERNMENT OBLIGATIONS (3.4%)
$       500   Canadian Government (Canada)                          5.25%  06/01/12          364,746
      1,835   Deutsche Bundesrepublik (Germany)                     4.50   01/04/13        2,114,515
      1,025   France (Republic of) (France)                         5.25   04/25/08        1,241,765
        375   Government of Quebec (Canada)                        6.125   01/22/11          411,073
        405   Ontario (Province of) (Canada)                       5.125   07/17/12          417,507
        820   United Mexican States Corp. (Mexico)                 8.375   01/14/11          930,700
        400   United Mexican States Corp. (Mexico)                  8.30   08/15/31          417,000
                                                                                      --------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS
               (COST $6,284,521)                                                           5,897,306
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                        COUPON   MATURITY
 THOUSANDS                                                         RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS (5.3%)
$     3,700   U.S. Treasury Note                                   5.625%  05/15/08   $    4,081,851
      4,643   U.S. Treasury Note                                    4.25   01/15/10        5,267,129
                                                                                      --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $9,664,491)                                                           9,348,980
                                                                                      --------------
              TOTAL GOVERNMENT OBLIGATIONS
               (COST $15,949,012)                                                         15,246,286
                                                                                      --------------
              CORPORATE BONDS (4.2%)
              AEROSPACE & DEFENSE (0.2%)
        315   Lockheed Martin Corp.                                 8.50   12/01/29          386,463
                                                                                      --------------
              CABLE/SATELLITE TV (0.2%)
        300   Comcast Corp.                                         6.50   01/15/15          312,831
         80   Cox Communications, Inc.                             7.125   10/01/12           89,367
                                                                                      --------------
                                                                                             402,198
                                                                                      --------------
              CASINO/GAMING (0.2%)
        250   International Game Technology                        8.375   05/15/09          295,405
                                                                                      --------------
              ELECTRIC UTILITIES (0.1%)
        170   Constellation Energy Group, Inc.                      7.60   04/01/32          182,740
                                                                                      --------------
              FINANCE/RENTAL/LEASING (0.2%)
        220   Ford Motor Credit Co.                                 7.25   10/25/11          217,771
         75   MBNA Corp.                                           6.125   03/01/13           77,587
                                                                                      --------------
                                                                                             295,358
                                                                                      --------------
              FINANCIAL CONGLOMERATES (1.3%)
        750   Citigroup Inc.                                       5.625   08/27/12          765,298
        855   General Electric Capital Corp.                        5.45   01/15/13          858,386
        220   General Motors Acceptance Corp.                      6.875   09/15/11          214,933
        350   J.P. Morgan Chase & Co.                              6.625   03/15/12          378,411
                                                                                      --------------
                                                                                           2,217,028
                                                                                      --------------
              HOME BUILDING (0.0%)
         45   Pulte Homes, Inc.                                    7.875   08/01/11           51,428
                                                                                      --------------
              INTEGRATED OIL (0.2%)
        320   Conoco Inc.                                           6.95   04/15/29          345,838
                                                                                      --------------
              INVESTMENT BANKS/BROKERS (0.2%)
        275   Goldman Sachs Group Inc.                             6.875   01/15/11          306,525
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                        COUPON   MATURITY
 THOUSANDS                                                         RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------
              MAJOR TELECOMMUNICATIONS (0.4%)
$       180   Deutsche Telekom International
                Finance Corp. (Netherlands)                         8.75%  06/15/30   $      210,753
        430   Verizon Global Funding Corp.                          7.75   12/01/30          479,764
                                                                                      --------------
                                                                                             690,517
                                                                                      --------------
              MANAGED HEALTH CARE (0.2%)
        325   Aetna, Inc.                                          7.875   03/01/11          375,082
                                                                                      --------------
              MEDIA CONGLOMERATES (0.3%)
        170   AOL Time Warner Inc.                                  7.70   05/01/32          178,311
        350   News America Holdings, Inc.                           7.28   06/30/28          361,863
                                                                                      --------------
                                                                                             540,174
                                                                                      --------------
              MOTOR VEHICLES (0.0%)
         80   General Motor Corp.                                  7.125   07/15/13           78,021
                                                                                      --------------
              OIL & GAS PRODUCTION (0.2%)
        290   Devon Financing Corp.                                6.875   09/30/11          319,926
                                                                                      --------------
              PULP & PAPER (0.1%)
        100   International Paper Co.                               5.85   10/30/12          102,426
                                                                                      --------------
              REAL ESTATE INVESTMENT TRUSTS (0.0%)
         65   Simon Property Group L.P.                             6.35   08/28/12           67,951
                                                                                      --------------
              SERVICES TO THE HEALTH INDUSTRY (0.2%)
        330   Anthem Insurance - 144A +                            9.125   04/01/10          397,744
                                                                                      --------------
              WIRELESS TELECOMMUNICATIONS (0.2%)
        275   AT&T Wireless -Services Inc.                          8.75   03/01/31          316,932
                                                                                      --------------
              TOTAL CORPORATE BONDS
                (COST $8,561,788)                                                          7,371,756
                                                                                      --------------

 NUMBER OF
  SHARES
 ---------
              CONVERTIBLE PREFERRED STOCKS (2.6%)
              AEROSPACE & DEFENSE (0.2%)
      3,600   Northrop Grumman Corp.                                                         373,500
                                                                                      --------------
              ELECTRIC UTILITIES (0.9%)
     14,800   Dominion Resources Inc.                                                        771,080
     13,600   FPL Group, Inc.                                                                766,768
                                                                                      --------------
                                                                                           1,537,848
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
----------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (0.2%)
      4,100   Anthem Inc. $3.433                                                      $      374,248
                                                                                      --------------
              OIL & GAS PIPELINES (0.2%)
     32,200   Williams Cos Inc. $2.25                                                        330,694
                                                                                      --------------
              OILFIELD SERVICES/EQUIPMENT (0.4%)
     13,500   Weatherford International, Inc. $2.50                                          691,200
                                                                                      --------------
              PROPERTY - CASUALTY INSURERS (0.4%)
     30,000   Travelers Property Casualty $1.125                                             716,700
                                                                                      --------------
              RAILROADS (0.1%)
      2,337   Union Pacific Capital Trust $3.13                                              118,311
                                                                                      --------------
              SPECIALTY TELECOMMUNICATIONS (0.2%)
     14,800   CenturyTel, Inc.                                                               409,664
                                                                                      --------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
                (COST $4,412,442)                                                          4,552,165
                                                                                      --------------

 PRINCIPAL
 AMOUNT IN                                                        COUPON   MATURITY
 THOUSANDS                                                         RATE      DATE
 ---------                                                        ------   --------
              CONVERTIBLE BONDS (2.5%)
              BIOTECHNOLOGY (0.4%)
$       710   Aviron                                                5.25%  02/01/08          733,075
                                                                                      --------------
              CABLE/SATELLITE TV (0.1%)
        150   EchoStar Communications Corp.                        4.875   01/01/07          150,937
                                                                                      --------------
              COMPUTER COMMUNICATIONS (0.2%)
        315   Juniper Networks, Inc.                                4.75   03/15/07          299,250
                                                                                      --------------
              ELECTRONIC PRODUCTION EQUIPMENT (0.4%)
        380   Asm Lithography Holding N.V. - 144A+
                (Netherlands)                                       4.25   11/30/04          378,100
        250   Teradyne Inc.                                         3.75   10/15/06          245,938
                                                                                      --------------
                                                                                             624,038
                                                                                      --------------
              INTERNET RETAIL (0.2%)
        440   Amazon.com, Inc.                                      4.75   02/01/09          409,200
                                                                                      --------------
              PACKAGED SOFTWARE (0.2%)
        375   Mercury Interactive Corp.                             4.75   07/01/07          371,250
                                                                                      --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                        COUPON   MATURITY
 THOUSANDS                                                         RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------
              PHARMACEUTICALS: OTHER (0.4%)
$       474   Teva Pharmaceutical Finance LLC                       0.75%  08/15/21   $      650,565
                                                                                      --------------
              WIRELESS TELECOMMUNICATIONS (0.6%)
      1,000   Nextel Communications, Inc.                           6.00   06/01/11        1,066,250
                                                                                      --------------
              TOTAL CONVERTIBLE BONDS
                (COST $4,115,052)                                                          4,304,565
                                                                                      --------------
              SHORT-TERM INVESTMENTS (a) (11.7%)

              U.S. GOVERNMENT OBLIGATIONS (0.2%)
         50   U.S. Treasury Bill                                   0.429   11/15/04           49,924
        200   U.S. Treasury Bill                                   0.493   09/25/03          199,138
                                                                                      --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
                (COST $249,057)                                                              249,062
                                                                                      --------------

              REPURCHASE AGREEMENT (11.5%)
     20,111   Joint repurchase agreement account
                (dated 07/31/03; proceeds $20,111,620) (b)
                (Cost $20,111,000)                                  1.11   08/01/03       20,111,000
                                                                                      --------------
              TOTAL SHORT-TERM INVESTMENTS
                (COST $20,360,057)                                                        20,360,062
                                                                                      --------------

              TOTAL INVESTMENTS
                (COST $173,864,181) (c) (d)                                 102.1%       178,441,006

              LIABILITIES IN EXCESS OF OTHER ASSETS                          (2.1)        (3,614,937)
                                                                            -----     --------------

              NET ASSETS                                                    100.0%    $  174,826,069
                                                                            =====     ==============

----------
  ADR AMERICAN DEPOSITORY RECEIPT.
    * NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION
      WITH OPEN FUTURES CONTRACTS.
    + RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $12,941,214 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
  (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $7,560,663 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,983,838, RESULTING IN NET UNREALIZED APPRECIATION OF $4,576,825

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JULY 31, 2003:

                                                                                 UNDERLYING         UNREALIZED
NUMBER OF                                DESCRIPTION, DELIVERY                   FACE AMOUNT       APPRECIATION
CONTRACTS         LONG/SHORT                MONTH, AND YEAR                       AT VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
    35               Short         S&P 500 Index E-Mini, September 2003         $ (1,731,276)        $     477
    12               Short         Nasdaq 100 Index, September 2003               (1,534,600)          (29,796)
   143               Short         Nasdaq 100 Index E-Mini, September 2003        (3,657,940)          (36,692)
     1               Short         U.S. Treasury Note 2 Year, September 2003        (214,641)            1,950
    12               Long          U.S. Treasury Note 5 Year, September 2003       1,335,938           (46,533)
    66               Short         U.S. Treasury Note 10 Year, September 2003     (7,301,250)          349,436
     3               Short         U.S. Treasury Bond 30 Year, September 2003       (315,875)           19,023
                                                                                                     ---------
                                   Total unrealized appreciation                                     $ 257,865
                                                                                                     =========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2003:

CONTRACTS                          IN EXCHANGE                               DELIVERY                UNREALIZED
TO DELIVER                             FOR                                     DATE                 DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
  $ 9,239                          AUD    13,943                             08/01/03                   $ (208)
  $ 8,807                          GBP     5,411                             08/01/03                      (98)
  $ 9,698                          JPY 1,158,310                             08/01/03                      (98)
  $ 4,983                          JPY   595,188                             08/01/03                      (50)
                                                                                                        ------
   Total unrealized depreciation                                                                        $ (454)
                                                                                                        ======

CURRENCY ABBREVIATIONS:

AUD    Australian Dollar.
GBP    British Pound.
JPY    Japanese Yen.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY ALLOCATOR FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003 (UNAUDITED)

ASSETS:
Investments in securities, at value (including a repurchase agreement of
 $20,111,000) (cost $173,864,181)                                                       $ 178,441,006
Cash                                                                                           55,295
Receivable for:
  Investments sold                                                                          4,552,531
  Shares of beneficial interest sold                                                        1,399,887
  Interest                                                                                    320,921
  Dividends                                                                                   111,858
  Variation margin receivable                                                                  29,045
Deferred offering costs                                                                        74,204
Prepaid expenses and other assets                                                              22,611
                                                                                        -------------
    TOTAL ASSETS                                                                          185,007,358
                                                                                        -------------
LIABILITIES:
Payable for:
  Investments purchased                                                                     9,830,605
  Distribution fee                                                                            119,507
  Investment management fee                                                                   107,518
  Shares of beneficial interest redeemed                                                       45,211
Accrued expenses and other payables                                                            75,685
Offering costs                                                                                  2,763
                                                                                        -------------
    TOTAL LIABILITIES                                                                      10,181,289
                                                                                        -------------
    NET ASSETS                                                                          $ 174,826,069
                                                                                        =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                           166,856,780
Net unrealized appreciation                                                                 4,832,202
Undistributed net investment income                                                            27,868
Undistributed net realized gain                                                             3,109,219
                                                                                        -------------
    NET ASSETS                                                                          $ 174,826,069
                                                                                        =============
CLASS A SHARES:
Net Assets                                                                              $  17,704,981
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   1,651,575
    NET ASSET VALUE PER SHARE                                                           $       10.72
                                                                                        =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                     $       11.31
                                                                                        =============
CLASS B SHARES:
Net Assets                                                                              $ 122,862,561
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  11,497,427
    NET ASSET VALUE PER SHARE                                                           $       10.69
                                                                                        =============
CLASS C SHARES:
Net Assets                                                                              $  19,049,501
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   1,782,651
    NET ASSET VALUE PER SHARE                                                           $       10.69
                                                                                        =============
CLASS D SHARES:
Net Assets                                                                              $  15,209,026
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   1,417,316
    NET ASSET VALUE PER SHARE                                                           $       10.73
                                                                                        =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 26, 2003* THROUGH JULY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                                                $     606,259
Dividends (net of $1,737 foreign withholding tax)                                             453,493
                                                                                        -------------
    TOTAL INCOME                                                                            1,059,752
                                                                                        -------------
EXPENSES
Investment management fee                                                                     405,344
Distribution fee (Class A shares)                                                              14,363
Distribution fee (Class B shares)                                                             367,334
Distribution fee (Class C shares)                                                              61,731
Offering costs                                                                                 55,326
Transfer agent fees and expenses                                                               54,069
Professional fees                                                                              25,765
Shareholder reports and notices                                                                14,127
Custodian fees                                                                                 13,561
Registration fees                                                                              13,383
Trustees' fees and expenses                                                                     5,738
Other                                                                                           1,143
                                                                                        -------------
    TOTAL EXPENSES                                                                          1,031,884
                                                                                        -------------
    NET INVESTMENT INCOME                                                                      27,868
                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
  Investments                                                                               2,629,829
  Futures contracts                                                                           479,466
  Foreign exchange transactions                                                                   (76)
                                                                                        -------------
    NET REALIZED GAIN                                                                       3,109,219
                                                                                        -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                                               4,576,825
  Futures contracts                                                                           257,865
  Translation of forward foreign currency contracts, other assets and
   liabilities denominated in foreign currencies                                               (2,488)
                                                                                        -------------
    NET APPRECIATION                                                                        4,832,202
                                                                                        -------------
    NET GAIN                                                                                7,941,421
                                                                                        -------------
NET INCREASE                                                                            $   7,969,289
                                                                                        =============

----------
*  COMMENCEMENT OF OPERATIONS.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FOR THE PERIOD
                                                                                        FEBRUARY 26, 2003*
                                                                                             THROUGH
                                                                                          JULY 31, 2003
                                                                                        ------------------
                                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                                   $           27,868
Net realized gain                                                                                3,109,219
Net change in unrealized appreciation                                                            4,832,202
                                                                                        ------------------

    Net Increase                                                                                 7,969,289

Net increase from transactions in shares of beneficial interest                                166,756,780
                                                                                        ------------------

    NET INCREASE                                                                               174,726,069

NET ASSETS:
Beginning of period                                                                                100,000
                                                                                        ------------------

END OF PERIOD
(Including undistributed net investment income of $27,868, respectively)                $      174,826,069
                                                                                        ==================

----------
*  COMMENCEMENT OF OPERATIONS.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY ALLOCATOR FUND
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2003 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Allocator Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is selecting securities with the potential to rise in price and/or pay out income. The Fund seeks to achieve its objective by maximizing total investment return through different stages of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $129,530 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,418,842 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $64,894 and $6,228, respectively and received $558,292 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended July 31, 2003 aggregated $289,623,750 and $138,621,547, respectively. Included in the aforementioned transactions are purchases and sales of U.S. Government Securities of $32,262,137 and $32,331,652, respectively, and purchases and sales with other Morgan Stanley funds of $452,958 and $27,000, respectively including a net realized loss of $3,450.

For the period ended July 31, 2003, the Fund incurred brokerage commissions of $48,854 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2003, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $145,972 and $882,640, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $21,200.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                 FOR THE PERIOD
                                                FEBRUARY 26, 2003*
                                                     THROUGH
                                                 JULY 31, 2003
                                           ---------------------------
                                             SHARES         AMOUNT
                                           ----------    -------------
CLASS A SHARES
Sold                                        1,869,738    $  19,079,058
Redeemed                                     (220,663)      (2,265,526)
                                           ----------    -------------
Net increase -- Class A                     1,649,075       16,813,532
                                           ----------    -------------
CLASS B SHARES
Sold                                       11,909,582      121,878,289
Redeemed                                     (414,655)      (4,372,642)
                                           ----------    -------------
Net increase -- Class B                    11,494,927      117,505,647
                                           ----------    -------------
CLASS C SHARES
Sold                                        1,900,024       19,352,827
Redeemed                                     (119,873)      (1,240,207)
                                           ----------    -------------
Net increase -- Class C                     1,780,151       18,112,620
                                           ----------    -------------
CLASS D SHARES
Sold                                        1,635,270       16,610,525
Redeemed                                     (220,454)      (2,285,544)
                                           ----------    -------------
Net increase -- Class D                     1,414,816       14,324,981
                                           ----------    -------------
Net increase in Fund                       16,338,969    $ 166,756,780
                                           ==========    =============

----------
* COMMENCEMENT OF OPERATIONS.

6. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2003, the Fund had outstanding futures contracts and outstanding forward contracts.

MORGAN STANLEY ALLOCATOR FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                       FOR THE PERIOD FEBRUARY 26, 2003*
                                                            THROUGH JULY 31, 2003
                                                -----------------------------------------------
                                                CLASS A      CLASS B      CLASS C      CLASS D
                                                 SHARES       SHARES       SHARES       SHARES
                                                --------    ---------     --------     --------
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $  10.00    $   10.00     $  10.00     $  10.00
                                                --------    ---------     --------     --------
Income (loss) from investment operations:
  Net investment income (loss)++                    0.03        (0.01)       (0.01)        0.04
  Net realized and unrealized gain                  0.69         0.70         0.70         0.69
                                                --------    ---------     --------     --------
Total income from investment operations             0.72         0.69         0.69         0.73
                                                --------    ---------     --------     --------
Net asset value, end of period                  $  10.72    $   10.69     $  10.69     $  10.73
                                                ========    =========     ========     ========
TOTAL RETURN+(1)                                    7.30%        6.90%        6.90%        7.40%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses                                            1.34%        2.09%        2.09%        1.09%
Net investment income (loss)                        0.62%       (0.13)%      (0.13)%       0.87%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $ 17,705    $ 122,862     $ 19,050     $ 15,209
Portfolio turnover rate(1)                           151%         151%         151%         151%

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

[GRAPHIC]

MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                  ALLOCATOR FUND


                                                               SEMIANNUAL REPORT
                                                                   JULY 31, 2003


[MORGAN STANLEY LOGO]


TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]


                                                       39947RPT-12119I03-AP-9/03

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2003

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003